Columbia Integrated Large Cap Growth Fund II
First Quarter Report
June 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Growth Fund II, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 12.8%
Interactive Media & Services 12.8%
Alphabet, Inc., Class A	10,939	3,909,270
Alphabet, Inc., Class C	8,706	3,076,091
Meta Platforms, Inc., Class A	6,158	3,468,740
Pinterest, Inc., Class A(a)	37,100	780,213
Total		11,234,314
Total Communication Services		11,234,314
Consumer Discretionary 10.0%
Automobiles 1.6%
Tesla, Inc.(a)	3,401	1,430,461
Broadline Retail 2.2%
Amazon.com, Inc.(a)	8,089	1,927,932
Hotels, Restaurants & Leisure 3.1%
Booking Holdings, Inc.	5,819	1,037,179
Expedia Group, Inc.	3,991	1,021,217
Las Vegas Sands Corp.	14,880	687,307
Total		2,745,703
Specialty Retail 2.1%
Abercrombie & Fitch Co., Class A(a)	4,034	363,100
Burlington Stores, Inc.(a)	2,662	843,322
Ross Stores, Inc.	2,725	580,016
Total		1,786,438
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor Corp.(a)	8,609	854,788
Total Consumer Discretionary		8,745,322
Consumer Staples 1.4%
Consumer Staples Distribution & Retail 1.4%
Maplebear, Inc.(a)	6,417	303,845
Sysco Corp.	11,039	922,640
Total		1,226,485
Total Consumer Staples		1,226,485
Energy 0.9%
Energy Equipment & Services 0.9%
TechnipFMC PLC	11,844	785,257
Total Energy		785,257
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.4%
Banks 1.0%
Western Alliance Bancorp	10,600	871,320
Capital Markets 1.8%
SEI Investments Co.	9,176	804,827
Tradeweb Markets, Inc., Class A	7,518	749,244
Total		1,554,071
Consumer Finance 1.2%
American Express Co.	3,130	1,058,723
Financial Services 0.3%
MasterCard, Inc., Class A	539	276,830
Insurance 1.1%
RenaissanceRe Holdings Ltd.	3,046	965,277
Total Financials		4,726,221
Health Care 9.4%
Biotechnology 3.2%
BioMarin Pharmaceutical, Inc.(a)	6,866	392,872
Incyte Corp.(a)	3,755	425,667
Neurocrine Biosciences, Inc.(a)	3,749	631,838
Vertex Pharmaceuticals, Inc.(a)	2,678	1,330,243
Total		2,780,620
Health Care Equipment & Supplies 1.0%
Insulet Corp.(a)	5,725	871,631
Health Care Providers & Services 1.9%
Cigna Group (The)	3,071	846,613
McKesson Corp.	1,155	872,718
Total		1,719,331
Pharmaceuticals 3.3%
Eli Lilly & Co.	2,212	2,653,139
Jazz Pharmaceuticals PLC(a)	925	222,898
Total		2,876,037
Total Health Care		8,247,619
Industrials 5.6%
Commercial Services & Supplies 0.2%
Rollins, Inc.	3,883	162,076

Columbia Integrated Large Cap Growth Fund II  | 2026

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Growth Fund II, June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.6%
EMCOR Group, Inc.	625	518,675
Electrical Equipment 2.9%
Bloom Energy Corp., Class A(a)	2,270	687,129
GE Vernova, Inc.	1,569	1,843,355
Total		2,530,484
Ground Transportation 1.3%
Uber Technologies, Inc.(a)	16,478	1,189,053
Marine Transportation 0.4%
Kirby Corp.(a)	2,375	322,929
Professional Services 0.2%
Paylocity Holding Corp.(a)	2,100	219,513
Total Industrials		4,942,730
Information Technology 51.9%
Communications Equipment 3.0%
Arista Networks, Inc.(a)	7,702	1,308,416
Ciena Corp.(a)	2,260	1,108,665
Lumentum Holdings, Inc.(a)	255	218,805
Total		2,635,886
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	8,300	1,463,456
IT Services 1.0%
CoreWeave, Inc., Class A(a)	9,250	920,745
Semiconductors & Semiconductor Equipment 28.0%
Advanced Micro Devices, Inc.(a)	5,971	3,468,614
Applied Materials, Inc.	2,768	2,001,264
Broadcom, Inc.	11,969	4,521,290
Credo Technology Group Holding Ltd.(a)	2,708	736,440
Marvell Technology, Inc.	6,306	1,878,494
Micron Technology, Inc.	1,409	1,626,395
NVIDIA Corp.	51,799	10,364,462
Total		24,596,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.7%
Adobe, Inc.(a)	4,140	848,783
HubSpot, Inc.(a)	4,826	880,793
Microsoft Corp.	12,992	4,846,276
Nutanix, Inc., Class A(a)	14,000	713,440
ServiceNow, Inc.(a)	3,529	350,359
Total		7,639,651
Technology Hardware, Storage & Peripherals 9.5%
Apple, Inc.	19,321	5,590,725
Sandisk Corp.(a)	818	1,859,911
Seagate Technology Holdings PLC	902	870,430
Total		8,321,066
Total Information Technology		45,577,763
Materials 0.9%
Metals & Mining 0.9%
Newmont Corp.	8,676	810,338
Total Materials		810,338
Real Estate 0.7%
Hotel & Resort REITs 0.7%
Host Hotels & Resorts, Inc.	24,737	586,514
Total Real Estate		586,514
Utilities 0.7%
Independent Power and Renewable Electricity Producers 0.7%
Vistra Corp.	4,123	654,032
Total Utilities		654,032
Total Common Stocks (Cost $56,854,213)		87,536,595

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	564,660	564,321
Total Money Market Funds (Cost $564,377)		564,321
Total Investments in Securities (Cost: $57,418,590)		88,100,916
Other Assets & Liabilities, Net		(281,240)
Net Assets		87,819,676
Columbia Integrated Large Cap Growth Fund II  | 2026

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Growth Fund II, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	450,869	4,808,061	(4,694,598)	(11)	564,321	(84)	7,604	564,660
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Fund reorganization
At a meeting held on June 18, 2026, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close on or about November 20, 2026.

Columbia Integrated Large Cap Growth Fund II  | 2026

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1QT117_(08/26)